Cover	Jun. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2025
File Number	333-272825
Registrant Name	Alixo-Yolloo Corporation
Entity Central Index Key	0001977837
Tax Identification Number	37-1922983
Incorporation State Country Code	NV
Address Line1	Business Center Sunkar, Building 47B,
Address City	Aktau
Address Country	KZ
Address Postal Zip Code	130002
area code	252
Local Phone Number	34-66-180
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false